SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, income taxes, deferred taxes, share-based compensation, value of intangible assets and goodwill as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of consolidation
b.	Principles of consolidation:

The consolidated financial statements include the accounts of CyberArk Software Ltd. and its wholly-owned subsidiaries. Intercompany transactions and balances, have been eliminated upon consolidation.

Financial statements in U.S. dollars
c.	Financial statements in U.S. dollars:

A majority of the Company's revenues are generated in U.S. dollars. In addition, the equity investments were in U.S. dollars and a substantial portion of the Company's costs are incurred in U.S. dollars and New Israeli Shekels (“NIS”). The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Statement of the Accounting Standard Codification ("ASC") No. 830 "Foreign Currency Matters" ("ASC No. 830"). All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statement of comprehensive income as financial income or expenses, as appropriate.

The functional currency of the Company's foreign subsidiaries is the U.S. dollar as these subsidiaries' revenues, intercompany transactions, budgets and financing are denominated in U.S. dollars.

Cash and cash equivalents
d.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid deposits that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Short-term bank deposits
e.          Short-term bank deposits:

Short-term bank deposits are deposits with maturities of up to one year. As of December 31, 2015 and 2016, the Company's bank deposits are denominated in U.S. dollars, Euros and NIS and bear interest at weighted average deposits rates of 0.4% and 1.26%, respectively. Short-term bank deposits are presented at their cost, including accrued interest. A portion of these deposits is used as security for the rental of premises and as a security for the Company's hedging activities.

Investments in marketable securities
f.          Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments - Debt and Equity Securities”. Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date. The Company classifies all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders' equity. Realized gains and losses on sale of investments are included in financial income (expenses), net and are derived using the specific identification method for determining the cost of securities sold. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income (expenses), net.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be Other-Than-Temporary Impairment (OTTI). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities, for the year ended December 31, 2016 were not OTTI.

Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and related equipment	25 - 33
Office furniture and equipment	7 - 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Long-lived assets
h.	Long-lived assets:

The long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment” (“ASC No. 360”), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2014, 2015 and 2016, no impairment losses have been identified.

Business Combination
i.	Business Combination:

The Company accounts for its business acquisitions in accordance with Accounting Standards Codification ASC No. 805, “Business Combinations”. The Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date. The total purchase price allocated to the tangible assets acquired is assigned based on the fair values as of the date of the acquisition.

Goodwill and other intangible assets
j.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the costs over the net tangible and intangible assets acquired of businesses acquired under ASC No. 350, “Intangible—Goodwill and other” (“ASC 350”), according to which goodwill is not amortized. In addition, the costs of intangible assets that were purchased from others for use in research and development activities were recorded as assets to the extent that they have alternative future use.

ASC 350 requires goodwill to be tested for impairment at least annually and, in certain circumstances, between annual tests. The Company operates as one reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

Purchased intangible assets with finite lives are carried at cost, less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets which range from one to 13 years. Acquired customer relationship and backlog are amortized over their estimated useful lives in proportion to the economic benefits realized. Other intangible assets consist primarily of technology are amortized over their estimated useful lives on a straight-line basis.

For the years ended December 31, 2015 and 2016, no impairment losses were identified.

Derivative instruments
k.	Derivative instruments:

ASC No. 815, “Derivative and Hedging”, requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change.

To hedge against the risk of changes in cash flows resulting from foreign currency salary payments during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in NIS. These forward and option contracts are designated as cash flow hedges, as defined by ASC 815, and are all effective, as their critical terms match underlying transactions being hedged.

As of December 31, 2015 and 2016, the amount recorded in accumulated other comprehensive loss from the Company's currency forward and option transactions was $93 (net of tax of $18) and $34 (net of tax of $6), respectively. At December 31, 2016, the notional amounts of foreign exchange forward contracts into which the Company entered were $17,800. The foreign exchange forward contracts will expire by December 2017. The fair value of derivative instruments assets balance as of December 31, 2015 and 2016, totaled $16 and $32, respectively. The fair value of derivative instruments liabilities balance as of December 31, 2015 and 2016, totaled $130 and $72, respectively.

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward transactions to economically hedge certain account receivables in Euros and GBP. Gains and losses related to such derivative instruments are recorded in financial expenses, net. As of December 31, 2016, the notional amounts of foreign exchange forward contracts into which the Company entered were $6,698. The foreign exchange forward contracts will expire by December 2017. The fair value of derivative instruments assets balance as of December 31, 2015 and 2016, totaled $139 and $347, respectively. The fair value of derivative instruments liabilities balance as of December 31, 2015 and 2016 totaled $13 and $6, respectively.

For the years ended December 31, 2014, 2015 and 2016, the Company recorded financial income, net from hedging transactions of $35, $260 and $270, respectively.

Severance pay
l.	Severance pay:

The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

Part of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made on behalf of the employee with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

For the Company's employees in Israel who are not subject to Section 14, the Company calculated the liability for severance pay pursuant to the Severance Pay Law based on the most recent salary of these employees multiplied by the number of years of employment as of the balance sheet date. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset on the Company's balance sheet. Severance expense for the years ended December 31, 2014, 2015 and 2016, amounted to $1,187, $1,794 and $2,503, respectively.

U.S. employees defined contribution plan
m.         U.S. defined contribution plan:

The U.S. subsidiary has a 401(k) defined contribution plan covering certain full time employees in the U.S. All eligible employees may elect to contribute up to an annual maximum, of the lesser of 60% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits, but not greater than $18 per year (for certain employees over 50 years of age the maximum contribution is $24 per year).

The U.S. subsidiary matches amount equal to 100% of the first 3% of the employees compensation that they contribute to the defined contribution plan and 50% of the next 2% of their compensation that they contribute to the defined contribution plan with a limit of $10.6 per year. For the years ended December 31, 2014, 2015 and 2016, the U.S. subsidiary recorded expenses for matching contributions of $544, $907 and $1,259 respectively.

Revenue recognition
n.	Revenue recognition:

The Company generates revenues from licensing the rights to use its software products, maintenance and professional services. The Company sells its products through its direct sales force and indirectly through resellers.

The Company accounts for its software licensing sales in accordance with ASC 985-605, “Software Revenue Recognition”. ASC 985-605 generally requires revenue earned on software arrangements involving multiple elements to be allocated to each element based on the relative fair value of the elements when Vendor Specific Objective Evidence (“VSOE”) of fair value exists for all elements and to be allocated to the different elements in the arrangement under the “residual method” when VSOE of fair value exists for all undelivered elements and no VSOE exists for the delivered elements.

Maintenance and professional services are sold separately and therefore the selling price (VSOE) is based on stand-alone transactions.

Under the residual method, at the outset of the arrangement with the customer, the Company defers revenue for the fair value of its undelivered elements and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (software element) when all other criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element.

Software license revenues are recognized when persuasive evidence of an arrangement exists, the software license has been delivered, there are no uncertainties surrounding product acceptance, there are no significant future performance obligations, the license fees are fixed or determinable and collection of the license fee is considered probable. Fees for arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, in which case revenue is deferred and recognized when payments become due from the customer provided that all other revenue recognition criteria have been met.

Revenues from maintenance and support contracts are recognized ratably, on a straight-line basis over the term of the related contract and revenues from professional services consist mostly of time and material services which are recognized as the services are performed.

Professional services are not considered to be essential to the functionality of the software.

The Company does not grant a right of return to its customers.

The Company's software license, maintenance and professional services sold through resellers are non-exchangeable, non-refundable, non-returnable and without any rights of price protection. Accordingly, the Company considers resellers as customers.

In transactions where a customer's contractual terms include a substantive provision for customer acceptance, revenues are recognized when such acceptance has been obtained or when the acceptance provision has lapsed.

Deferred revenue includes unearned amounts received under maintenance and support contracts, professional services and amounts received from customers for licenses that do not meet the revenue recognition criteria as of the balance sheet date.

Research and development costs
o.	Research and development costs:

Research and development costs are charged to the statements of comprehensive income as incurred. ASC 985-20, “Software - Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Marketing expenses
p.	Marketing expenses:

Marketing expenses consist primarily of marketing campaigns and tradeshows. Marketing expenses are charged to the statement of comprehensive income, as incurred. Marketing expenses for the years ended December 31, 2014, 2015 and 2016, amounted to $5,896, $7,498 and $10,622, respectively.

Share-based compensation
q.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” (“ASC No. 718”). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of comprehensive income.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company has selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its option awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price, volatility and the expected option term.

The fair value of ordinary share underlying the options has historically been determined by management and approved by the Company's board of directors. Prior to September 24, 2014, because there had been no public market for the Company's ordinary shares, management determined fair value of an ordinary share at the time of grant of the option by considering a number of objective and subjective factors including financing investment rounds, operating and financial performance, the lack of liquidity of share capital and general and industry specific economic outlook, amongst other factors. The Company's management determined the fair value of ordinary shares based on valuations performed using the Option Pricing Method (“OPM”) for the period from January 1, 2014 to September 24, 2014. Since September 24, 2014, the Company's ordinary shares are publicly traded.

Income taxes
r.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740-10, “Income Taxes” (“ASC No. 740-10”). ASC No. 740-10 prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized. Deferred taxes are presented as long-term assets.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is “more likely than not” to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

Basic and diluted net income per share
s.	Basic and diluted net income per share:

The Company applies the two class method as required by ASC No. 260-10, “Earnings Per Share” (“ASC No. 260-10”). ASC 260-10 requires the income per share for each class of shares (ordinary and preferred shares) to be calculated assuming 100% of the Company's earnings are distributed as dividends to each class of shares based on their contractual rights. No dividends were declared or paid during the reported periods.

Basic and diluted net income per share is computed based on the weighted-average number of ordinary shares outstanding during each year. Diluted income per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus dilutive potential shares considered outstanding during the period, in accordance with ASC 260-10. The total weighted average number of shares related to outstanding options, RSU's, warrants and preferred shares that have been excluded from the calculation of diluted net earnings per share was 437,176, 484,726 and 1,381,114 for the years ended December 31, 2014, 2015 and 2016, respectively.

Comprehensive income (loss)
t.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with Accounting Standards Codification No. 220, “Comprehensive Income” (“ASC No. 220”). This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period, except changes resulting from investments by, or distributions to, shareholders.

Concentration of credit risks
u.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and derivative instruments.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested with major banks in Israel and the United States. Such investments in the United States are primarily in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and the Company believes that banks are financially sounds and, accordingly, bear minimal risk.

The Company's marketable securities consist of investments, which are highly rated by credit agencies, in government, corporate and government sponsored enterprises debentures. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, in order to reduce credit risk concentrations.

The trade receivables of the Company are mainly derived from sales to diverse set of customers located primarily in the United States, Europe and Asia. The Company performs ongoing credit evaluations of its customers and, to date, has not experienced any significant losses.

The Company has entered into forward contracts with major banks in Israel to protect against the risk of changes in exchange rates. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.

Fair value of financial instruments
v.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term bank deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), with respect to fair value measurements of all financial assets and liabilities.

The fair value of foreign currency contracts (used for hedging purposes) is estimated by obtaining current quotes from banks and third party valuations.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 -
Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.

Level 3 -	Inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820, the Company measures its foreign currency derivative instruments, at fair value using the market approach valuation technique. Foreign currency derivative contracts as detailed in note 2.k are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Warrants to purchase preferred shares
w.         Warrants to purchase preferred shares:

The Company accounted for freestanding warrants to purchase its preferred shares as a liability on its consolidated balance sheet at fair value. The warrants to purchase preferred shares were recorded as a liability as the underlying preferred shares were contingently redeemable (upon a deemed liquidation event) and, therefore, could have obligated the Company to transfer assets in the future. The warrants were subject to re-measurement to fair value at each balance sheet date and any change in fair value was recognized as a component of financial expense, net, on the consolidated statements of comprehensive income. During the year ended December 31, 2014, the Company recorded financial expenses from change in the warrants' fair value of $4,309.

Upon the IPO, the warrants were exercised to Series B3 preferred shares which were later converted into ordinary shares. The Company re-measured the warrants as of the conversion date using the intrinsic value based on the IPO price.

Legal contingencies
x.	Legal contingencies:

The Company is not currently a party, as plaintiff or defendant, to any legal proceedings that, individually or in the aggregate are expected by the Company to have a material effect on its consolidated financial statements. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

The impact of recently issued accounting standards still not effective for the Company as of December 31, 2016
y.
The impact of recently issued accounting standards still not effective for the Company as of December 31, 2016 is as follows:

In May 2014, the Financial Accounting Standards Board (“FASB”)  issued Accounting Standards Update (“ASU”) 2014-09, Revenue Recognition – Revenue from Contracts with Customers (Topic 606), which will replace substantially all current revenue recognition guidance once it becomes effective. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date, which deferred the effective date of the new revenue standard for periods beginning after December 15, 2016 to December 15, 2017, with early adoption permitted but not earlier than the original effective date. The Company does not currently intend to adopt the provisions of the new standard early. The FASB issued subsequent amendments to the initial guidance in March 2016, April 2016, May 2016 and December 2016 within ASU 2016-08, 2016-10, 2016-12, 2016-20, respectively. The new standard provides accounting guidance for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers unless the contracts are in the scope of other standards. The new standard is less prescriptive and may require software entities to use more judgment and estimates in the revenue recognition process than are required under existing revenue guidance.

The new standard allows the option of modified retrospective adoption with certain reliefs according to which the new standard will be applied to existing contracts from the initial period of adoption and thereafter with no restatement of comparative data. Under this option, the Company will recognize the cumulative effect of the initial adoption of the new standard as an adjustment to the opening balance of retained earnings (or another component of equity, as applicable) as of the date of initial application. Alternatively, the new standard permits full retrospective adoption with certain reliefs. The Company expects to adopt the standard under the modified retrospective method. However, the Company is continuing to evaluate the impact of the standard, and its adoption method is subject to change. The Company is in the process of analyzing its contracts to quantify the impact that the adoption of the standard will have on revenue. The Company is also continuing to evaluate the impact of the standard on its costs related to obtaining customer contracts (mainly sales commissions).

In February 2016, the FASB issued ASU 2016-02. ASU 2016-02 changes the current lease accounting standard by requiring the recognition of lease assets and lease liabilities for all leases, including those currently classified as operating leases. This new guidance is to be applied under a modified retrospective application to the earliest reporting period presented for reporting periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the potential impact of this new guidance on its financial statements.

In March 2016, the FASB issued ASU 2016-09 Compensation-Stock Compensation (Topic 718):  Improvements to Employee Share-Based Payment Accounting. This standard simplifies various aspects related to how share-based payments are accounted for and presented in the financial statements, including income taxes, forfeitures and statutory tax withholding requirements. The guidance is effective for the Company beginning in the first quarter of 2017. The Company adopted the updated standard in the first quarter of fiscal year 2017. As a result, the Company's deferred taxes and retained earnings increased by approximately $12,200.

In June 2016, the FASB Issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new standard requires financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company beginning January 1, 2020, with early application permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The new standard will address eight specific cash flow issues with the objective of reducing the existing diversity in practice in how certain transactions are presented and classified in the statement of cash flows. The standard will be effective for the Company beginning January 1, 2018, with early application permitted. The standard will require adoption on a retrospective basis unless it is impracticable to apply, in which case the Company would be required to apply the amendments prospectively as of the earliest date practicable. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740); Intra-Entity Transfers of Assets Other than Inventory. This guidance was issued to improve the accounting for income tax consequences of intra-entity transfers of assets other than inventory. Under the amendment an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The update is effective for annual periods beginning after December 15, 2017, and interim periods thereafter. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In January 2017, FASB issued ASU 2017-01, Business Combinations (Topic 805) Clarifying the Definition of Business. ASU 2017-01 clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update to the standard is effective for interim and annual periods beginning after December 15, 2017, and applied prospectively. The Company is currently evaluating the impact of the adoption of ASU 2017-01 on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, simplifying the Test for Goodwill Impairment (Topic 350). This standard eliminates Step 2 from the goodwill impairment test, instead requiring an entity to recognize a goodwill impairment charge for the amount by which the goodwill carrying amount exceeds the reporting unit's fair value. This guidance is effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019 with early adoption permitted. This guidance must be applied on a prospective basis. The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.